Debt And Credit Facilities- Scheduled debt repayments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	$ 17,455.0
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	3,459.0
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	39.0
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	1,501.0
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	295.0
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	53.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	$ 12,108.0